COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
Year ending December 31	USDUSD
2015	$1,071,287
2016	1,071,287
2017	-

Total	$2,142,574